ZEGA Buy and Hedge ETF

SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)

Principal Amount				Value
Corporate Bonds - 10.0%
Apparel - 0.7%
		Hanesbrands, Inc.
$374,000		4.625%, 05/15/2024		$368,777

Auto Manufacturers - 0.8%
		Jaguar Land Rover Automotive PLC
158,000		5.625%, 02/01/2023		158,000
		Ford Motor Credit Co., LLC
157,000		5.584%, 03/18/2024		156,061
157,000		3.664%, 09/08/2024		151,359
				465,420
Banks - 0.9%
		Intesa Sanpaolo SpA
546,000		5.017%, 06/26/2024		532,698

Commercial Services - 0.4%
		IHS Markit Ltd.
253,000		3.625%, 05/01/2024		247,681

Diversified Financial Services - 1.7%
		OneMain Finance Corp.
276,000		5.625%, 03/15/2023		275,988
153,000		6.125%, 03/15/2024		151,883
		Navient Corp.
371,000		6.125%, 03/25/2024		370,527
		Radian Group, Inc.
157,000		4.500%, 10/01/2024		151,966
				950,364
Electric - 0.3%
		InterGen NV
158,000		7.000%, 06/30/2023		158,107

Environmental Control - 0.1%
		Stericycle, Inc.
58,000		5.375%, 07/15/2024		57,503

Gas - 0.6%
		AmeriGas Partners LP / AmeriGas Finance Corp.
314,000		5.625%, 05/20/2024		309,684

Healthcare - Services - 0.2%
		Tenet Healthcare Corp.
94,000		4.625%, 07/15/2024		92,828

Investment Companies - 0.3%
		Icahn Enterprises LP / Icahn Enterprises Finance Corp.
153,000		4.750%, 09/15/2024		149,558

Media - 1.7%
		DISH DBS Corp.
338,000		5.000%, 03/15/2023		337,689
483,000		5.875%, 11/15/2024		456,398
		CSC Holdings, LLC
160,000		5.250%, 06/01/2024		156,385
				950,472
Pharmaceuticals - 0.9%
		Perrigo Finance Unlimited Co.
517,000		3.900%, 12/15/2024		500,583

Pipelines - 0.4%
		Buckeye Partners L.P.
235,000		4.150%, 07/01/2023		233,998

Real Estate Investment Trusts (REITs) - 0.3%
		Service Properties Trust
158,000		4.500%, 06/15/2023		156,989

Retail - 0.1%
		QVC, Inc.
58,000		4.850%, 04/01/2024		55,592

Telecommunications - 0.6%
		Telecom Italia SpA/Milano
367,000		5.303%, 05/30/2024		357,825
Total Corporate Bonds
(Cost $5,761,861)				5,588,079

United States Treasury Obligations - 69.3%
		United States Treasury Notes
19,000,000		2.750%, 05/31/2023		18,874,876
20,500,000		3.000%, 06/30/2024		20,062,773
				38,937,649
Total United States Treasury Obligations
(Cost $39,065,201)				38,937,649

Contracts (1)		Notional Amount
Purchased Options - 17.5%
Call Options - 17.5%
		SPDR S&P 500 ETF Trust
150		Expiration: 03/17/2023, Strike Price: $455	$6,097,200	3,332
270		Expiration: 06/16/2023, Strike Price: $365	10,974,960	1,407,151
470		Expiration: 06/16/2023, Strike Price: $415	19,104,560	730,564
50		Expiration: 06/16/2023, Strike Price: $444	2,032,400	20,722
500		Expiration: 09/15/2023, Strike Price: $365	20,324,000	2,900,846
410		Expiration: 12/15/2023, Strike Price: $365	16,665,680	2,632,509
325		Expiration: 01/19/2024, Strike Price: $365	13,210,600	2,150,345
				9,845,469
Total Purchased Options
Cost ( $9,170,971)				9,845,469

Shares
Short-Term Investments - 3.6%
Money Market Funds - 3.6%
988,612		Dreyfus Cash Management, 3.430% (2)		988,612
1,045,909		First American Government Obligations Fund, Class X, 4.140% (2)		1,045,909
				2,034,521
Total Short-Term Investments
(Cost $2,034,521)				2,034,521

Total Investments in Securities - 100.4%
(Cost $56,032,554)				56,405,718
Liabilities in Excess of Other Assets - (0.4)%				(215,637)
Total Net Assets - 100.0%				$56,190,081

	(1)	100 shares per contract.
	(2)	The rate shown is the annualized seven-day effective yield as of January 31, 2023.

ZEGA Buy and Hedge ETF

SCHEDULE OF OPTIONS WRITTEN at January 31, 2023 (Unaudited)

Contracts (1)			Notional Amount	Value
		Call Options - 0.7%
		SPDR S&P 500 ETF Trust
470		Expiration: 06/16/2023, Strike Price: $430	$19,104,560	$387,750
		Total Options Written
		(Proceeds Received $349,707)		$387,750

Percentages are stated as a percent of net assets.
	(1)	100 shares per contract.

Summary of Fair Value Exposure at January 31, 2023 (Unaudited)

The ZEGA Buy and Hedge ETF  (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and options written as of January 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$5,588,079	$–	$5,588,079
United States Treasury Obligations	–	38,937,649	–	38,937,649
Purchased Options	9,845,469	–	–	9,845,469
Short-Term Investments	2,034,521	–	–	2,034,521
Total Investments in Securities	$11,879,990	$44,525,728	$–	$56,405,718

Options Written	Level 1	Level 2	Level 3	Total
Call Options	$387,750	–	$–	$387,750
Total Options Written	$387,750	$–	$–	$387,750